Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	We generally grant annual equity awards during the first quarter of our fiscal year, although timing may change from year to year. The Compensation Committee may also make grants mid-year from time to time for new hires, new promotions, or based on other business needs, in its discretion.
Award Timing Method	We generally grant annual equity awards during the first quarter of our fiscal year, although timing may change from year to year. The Compensation Committee may also make grants mid-year from time to time for new hires, new promotions, or based on other business needs, in its discretion.
Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Compensation Committee does not take material nonpublic information into account when determining the timing and terms of equity-based awards, and we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false